Revenue	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Revenue

13.	Revenue:

Details of revenue are as follows:

For the twelve months ended December 31,	2025	2024

Acquisition services	$3,949	$10,496
Value-added data	1,408	3,110
Software and solutions	5,213	4,031
	$10,570	$17,637

Primary geographical market
United States	$1,910	$2,299
Asia/Pacific	4,055	11,666
Europe	4,605	3,672
	$10,570	$17,637

Timing of revenue recognition
Upon delivery	$1,739	$3,613
Services overtime	8,831	14,024
	$10,570	$17,637

Changes in the contract asset balance are as follows:

For the twelve months ended December 31,	2025	2024

Contract asset, beginning of year	$2,640	$-
Increase in contract asset recognized	3,949	7,308
Amounts invoiced included in the
beginning balance	(2,640)	-
Amounts invoiced in the current year	(3,984)	(4,668)
Foreign exchange	35	-
Contract asset, end of year	$-	$2,640

Changes in the contract liability balance are as follows:

For the twelve months ended December 31,	2025	2024

Contract liability, beginning of year	$2,158	$2,553
Recognition of contract liability included in the
beginning balance	(2,002)	(2,052)
Recognition of contract liability in the current year	(1,961)	(2,954)
Amounts invoiced and contract liability	4,290	4,621
Foreign exchange	103	(10)
Contract liability, end of year	$2,588	$2,158

The Company recognizes an asset for the incremental costs of obtaining a contract with a customer if the expected benefit of those costs is longer than one year. The Company determined that certain commissions paid to sales employees meet the requirement to be capitalized. Total capitalized contract acquisition costs included in prepaid expenses and other assets to obtain contracts at December 31, 2025 was $23 (December 31, 2024 – $194) and are amortized consistent with the method of revenue recognized on the contract.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 22

Changes in contract acquisition costs, included in prepaid expenses, are as follows:

	December 31,	December 31,
	2025	2024

Contract acquisition costs, beginning of period	$194	$114
Additions	27	496
Amortization	(198)	(416)
Contract acquisition costs, end of period	$23	$194